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[Letterhead of State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

                                                     August 5, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C.  20549

RE:      State Street Research Income Trust
         Securities Act of 1933 File No. 33-2697
         Investment Company Act of 1940 File No. 811-4559
         CIK No. 0000787980

Ladies and Gentlemen:

     The undersigned, STATE STREET RESEARCH INCOME TRUST, a Massachusetts business trust, (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from those contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 26 under the Securities Act; Amendment No. 27 under the Investment Company Act of 1940, as amended) for the State Street Research High Income Fund and the State Street Research Asset Allocation Fund series of the Registrant; and

(2) That the text of the most recent amendment to the registrant's registration statement has been filed electronically (EDGAR accession number 0001047469-04-024870).

                                                     STATE STREET RESEARCH
                                                     INCOME TRUST

                                                     /s/ Amy L. Simmons
                                                     -----------------------
                                                     Amy L. Simmons
                                                     Assistant Secretary

cc:      Geoffrey R.T. Kenyon, Esq.
         Peter T. Fariel, Esq.
           Goodwin Procter LLP
         Terrence J. Cullen, Esq.
           State Street Research & Management Company